UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment             [_]  Amendment Number: ______

This Amendment (Check only one.):   [_] is a restatement.
                                    [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Addison Clark Management, L.L.C.
Address:    10 Wright Street, Suite 100
            Westport, Connecticut 06880

Form 13F File Number:     028-10375

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Terence M. Hogan
Title:           Managing Member
Phone:           (203) 222-4000

Signature, Place, and Date of Signing:

/s/ Terence M. Hogan      Westport, Connecticut      August 13, 2010
--------------------     ----------------------    --------------------
     [Signature]           [City, State]                  [Date]

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

Form 13F File Number       Name

NONE

                             FORM 13F SUMMARY PAGE
Report Summary:


Number of Other Included Managers:         2

Form 13F Information Table Entry Total:    25

Form 13F Information Table Value Total:    $429,307 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      No.    Form 13F File Number      Name

       1.    028-10545                 Addison Clark Fund, L.P.
       2.    028-10547                 Addison Clark Offshore Fund, Ltd.


                                             FORM 13F INFORMATION TABLE
                                            Addison Clark Management, L.L.C.


COLUMN 1                      COLUMN 2          COLUMN 3   COLUMN 4           COLUMN 5     COLUMN 6       COLUMN 7     COLUMN 8

                                                           VALUE        SHS OR   SH/  PUT/ INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (x$1000)     PRN AMT  PRN  CALL DISCRETION      MGRS    SOLE  SHARED NONE
AES CORP                      COM               00130H105    24,233   2,622,636   SH       Shared-Defined  1,2    2,622,636
AMB PROPERTY CORP             COM               00163T109     5,453     230,000       PUT  Shared-Defined  1,2      230,000
AMERISTAR CASINOS INC         COM               03070Q101    29,160   1,936,278   SH       Shared-Defined  1,2    1,936,278
BARRICK GOLD CORP             COM               067901108    14,200     312,699   SH       Shared-Defined  1,2      312,699
BROOKFIELD ASSET MGMT INC     CL A LTD VT SH    112585104    15,972     706,094   SH       Shared-Defined  1,2      706,094
CALPINE CORP                  COM NEW           131347304     9,623     756,530   SH       Shared-Defined  1,2      756,530
CENOVUS ENERGY INC            COM               15135U109    22,112     857,400   SH       Shared-Defined  1,2      857,400
CRESUD SA COMERCIAL           *W EXP 05/22/201  P3311R192       137     913,341   SH       Shared-Defined  1,2      913,341
EL PASO CORP                  COM               28336L109    34,181   3,076,554   SH       Shared-Defined  1,2    3,076,554
ENCANA CORP                   COM               292505104    10,711     353,048   SH       Shared-Defined  1,2      353,048
ENSCO PLC                     SPONSORED ADR     29358Q109    34,669     882,618   SH       Shared-Defined  1,2      882,618
FULL HOUSE RESORTS INC        COM               359678109     4,211   1,336,981   SH       Shared-Defined  1,2    1,336,981
GEOMET INC DEL                COM               37250U201       121     105,951   SH       Shared-Defined  1,2      105,951
GREENLIGHT CAPITAL RE LTD     CLASS A           G4095J109     4,916     195,152   SH       Shared-Defined  1,2      195,152
INTERNATIONAL FLAVORS&FRAGRA, COM               459506101    12,837     302,612   SH       Shared-Defined  1,2      302,612
ISLE OF CAPRI CASINOS INC     COM               464592104    11,302   1,220,535   SH       Shared-Defined  1,2    1,220,535
LIBERTY GLOBAL INC            COM SER A         530555101    10,519     404,719   SH       Shared-Defined  1,2      404,719
MOSAIC CO                     COM               61945A107    11,403     292,525   SH       Shared-Defined  1,2      292,525
PENN NATL GAMING INC          COM               707569109    37,897   1,640,548   SH       Shared-Defined  1,2    1,640,548
PINNACLE ENTMT INC            COM               723456109     9,095     961,424   SH       Shared-Defined  1,2      961,424
SANDRIDGE ENERGY INC          COM               80007P307    19,297   3,310,023   SH       Shared-Defined  1,2    3,310,023
UNITEDHEALTH GROUP INC        COM               91324P102    38,960   1,371,841   SH       Shared-Defined  1,2    1,371,841
VODAFONE GROUP PLC NEW        SPONS ADR NEW     92857W209    31,275   1,513,060   SH       Shared-Defined  1,2    1,513,060
WELLCARE HEALTH PLANS INC     COM               94946T106    17,471     735,910   SH       Shared-Defined  1,2      735,910
WESTERN UN CO                 COM               959802109    19,552   1,311,319   SH       Shared-Defined  1,2    1,311,319


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